Equity Attributable To Other Equity Instruments Holders (Tables)	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at September 30, 2024 and March 31, 2024 consisted of the following:

	At September 30, 2024	At March 31, 2024

	(In millions)
Perpetual subordinated bonds	¥1,629,654	¥1,442,344
Perpetual subordinated borrowings	¥52,998	¥20,000

Total equity attributable to other equity instruments holders	¥1,682,652	¥1,462,344